COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2025
COMMON STOCK
Schedule of common stock reserved

	As of December 31,
	2025	2024
Redeemable convertible preferred stock	18,349,937	18,349,937
Options to purchase common stock	5,546,772	5,085,269
Preferred stock warrants	295,559	295,559
Preferred stock issued upon conversion of convertible promissory notes	560,024	—
Restricted stock units	1,394,670	1,446,116
Total	26,146,962	25,176,881
(1)	Due to the multiple conversion options provided for within the Company’s convertible promissory notes, the Company applied the if-converted method to the calculation of the anti-dilutive shares underlying such notes to determine the estimated shares that the notes would convert into as of December 31, 2025. This assumption included consideration of the multiple conversion features and applying probability weightings to an assumed price of approximately $38 per share ($19 per share after applying the 50% discount).
(2)	The table above does not reflect an additional 1,329,263 shares available but not yet issued under the 2019 Stock Incentive Plan discussed in Note 11 - Stock Based Compensation.